FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENT
Schedule of assets and liabilities measured at fair value on a recurring basis

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets:	(in thousands)
Investments accounted for under readily determinable fair values	8,194	—	—	8,194
Cryptocurrencies	107,961	—	—	107,961
Call option assets	—	—	—	—
Total	116,155	—	—	116,155
Liabilities:
Conversion Feature Derivative Liability	28,605	—	—	28,605
Put option liabilities	—	—	—	—
Total	28,605	—	—	28,605

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB	USD
					(Note 3)
Assets:	(in thousands)
Investments accounted for under readily determinable fair values	1,020	—	—	1,020	139
Cryptocurrencies	206,130	—	—	206,130	28,240
Call option assets	—	—	15,843	15,843	2,171
Total	207,150	—	15,843	222,993	30,550
Liabilities:
Conversion Feature Derivative Liability	—	—	—	—	—
Put option liabilities	—	—	1,923	1,923	263
Total	—	—	1,923	1,923	263